UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F-HR

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30. 2011
                                              ---------------------

Check here if Amendment [   ]; Amendment Number: ______

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		Smead Capital Management
Address: 	1420 5th Avenue Suite 2625
	 	Seattle, WA 98101


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brenda Larson
Title: 	Chief Compliance Officer
Phone: 	206-838-9850

Signature, Place, and Date of Signing:

/s/Brenda Larson	 Oklahoma City, OK	November 15, 2011
--------------------	--------------------	--------------------
[Signature] 		[City, State] 	     	[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 	32
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						160051
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					(thousands)


List of Other Included Managers:   NONE


 NAME OF ISSUER				CLASS	CUSIP         PRN AMT	SH_PRN  SH_PRN	PUT/   	VOTING 	AUTHORITY
											CALL	DISC	SOLE	NONE
1/100 Berkshire Htwy Cla             	Com	84990175	213	200	SH 		SOLE	200	0
A F L A C Inc                        	Com	1055102		4240	121340	SH 		SOLE	118270	3070
Abbott Laboratories                  	Com	2824100		5228	102235	SH 		SOLE	99672	2563
Accenture Ltd Cl A                   	Com	G1151C101       5276	100155	SH 		SOLE	97497	2658
Amgen Incorporated                   	Com	31162100	5101	92814	SH 		SOLE	90528	2286
Bank Of New York Co New              	Com	64058100	2044	109966	SH 		SOLE	107142	2824
Berkshire Hathaway Cl B              	Com	84670702	5154	72556	SH 		SOLE	70732	1824
Block H & R Incorporated             	Com	93671105	2526	189837	SH 		SOLE	184940	4897
Bristol-Myers Squibb Co              	Com	110122108	5250	167315	SH 		SOLE	162954	4361
Cabelas Inc                          	Com	126804301	5075	247704	SH 		SOLE	242039	5665
Comcast Cp New Cl A Spl              	Com	20030N200       3793	183062	SH 		SOLE	178827	4235
Disney Walt Co                       	Com	254687106	5319	176382	SH 		SOLE	171906	4476
Ebay Inc                             	Com	278642103	8781	297781	SH 		SOLE	290342	7439
Franklin Resources Inc               	Com	354613101	4620	48316	SH 		SOLE	47065	1251
Gannett Co Inc Del                   	Com	364730101	2652	278354	SH 		SOLE	271949	6405
Goldman Sachs Group Inc              	Com	38141G104       2662	28163	SH 		SOLE	27455	708
Home Depot Inc                       	Com	437076102	5094	154980	SH 		SOLE	151702	3278
Johnson & Johnson                    	Com	478160104	4072	63950	SH 		SOLE	62267	1683
Mc Donalds Corp                      	Com	580135101	4086	46537	SH 		SOLE	45236	1301
Medtronic Inc                        	Com	585055106	3563	107202	SH 		SOLE	104425	2777
Merck & Co Inc                       	Com	58933y105       5754	175978	SH 		SOLE	171262	4716
Microsoft Corp                       	Com	594918104	244	9806	SH 		SOLE	9349	457
Mylan Laboratories Inc               	Com	628530107	3328	195886	SH 		SOLE	191343	4543
Nordstrom Inc                        	Com	655664100	6149	134628	SH 		SOLE	131190	3438
Oakmark Intl Fd Class I              	Com	413838202	241	14961	SH 		SOLE	14961	0
Pfizer Incorporated                  	Com	717081103	4813	272274	SH 		SOLE	265215	7059
Smead Value Fd                       	Com	89833W774       2113	111137	SH 		SOLE	105768	5369
Smead Value Fd Inst Cl               	Com	89833W568      28752	1511672	SH 		SOLE	1456140	55532
Starbucks Corp                       	Com	855244109	9370	251298	SH 		SOLE	244946	6352
Walgreen Company                     	Com	931422109	5589	169941	SH 		SOLE	165429	4512
Wal-Mart Stores Inc                  	Com	931142103	3739	72059	SH 		SOLE	70098	1961
Wells Fargo & Co New                 	Com	949746101	5210	216031	SH 		SOLE	210555	5476
                                     	                      160051




